Performance Management - Efficient Enhanced Multi-Asset Fund	Sep. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 6.21% for the quarter ended 9/30/2025 and the lowest return for a quarter was (5.54)% for the quarter ended 6/30/2025.
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	6.21%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(5.54%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2025:
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the indices would be lower).
Performance [Table]
Efficient Enhanced Multi-Asset Fund	One Year	Since Inception (09/30/2024)
Return Before Taxes	1.66%	(1.13)%
Return After Taxes on Distributions	1.41%	(1.49)%
Return After Taxes on Distributions and Sale of Fund Shares	0.98%	(1.01)%
S&P 500® Total Return Index[1]	17.88%	16.23%

[1]	The Fund’s primary index, the S&P 500® Total Return Index, is included due to regulatory requirements for broad-based index comparison. The S&P 500® Total Return Index is a widely recognized unmanaged market capitalization weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the indices would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-833-398-0599, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.efficient.com/enhanced-multi-asset-fund

Performance Availability Website Address [Text]	www.efficient.com/enhanced-multi-asset-fund
Performance Availability Phone [Text]	1-833-398-0599